Sally A. Kay

T: +1 650 843 5582

skay@cooley.com

February 5, 2013

VIA EDGAR AND FEDERAL EXPRESS

Mr. Jeffrey Riedler

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-3628

Re:	Portola Pharmaceuticals, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted December 21, 2012
CIK 0001269021

Dear Mr. Riedler:

On behalf of Portola Pharmaceuticals, Inc., a Delaware corporation (the “Company”), this letter sets forth the Company’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) set forth in your letter dated January 17, 2013 (the “Comment Letter”), regarding the above referenced Registration Statement on Form S-1 (the “Registration Statement”). The Company has also revised the Registration Statement in response to the Staff’s comments and is submitting confidentially and concurrently with this letter a revised Registration Statement (the “Revised Registration Statement”), which reflects these revisions and updates and clarifies certain other information.

For the convenience of the Staff, each comment from the Comment Letter corresponds to the numbered paragraph in the Comment Letter and is restated in italics prior to the response to such comment. Capitalized terms used and not defined have the meanings given in the Revised Registration Statement. Page references in the text of this letter correspond to pages and captions in the Revised Registration Statement.

FORM S-1

General

1.

Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company respectfully advises the Staff that neither the Company nor anyone authorized to do so on the Company’s behalf has provided any written communications, as defined in Rule 405 under the

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February 5, 2013

Page Two

Securities Act of 1933 (the “Securities Act”), to potential investors in reliance on Section 5(d) of the Securities Act, and, to the Company’s knowledge, no research reports about the Company have been published or distributed in reliance on Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act (the “JOBS Act”) by any broker or dealer that is participating or will participate in the Company’s offering. If, following the date of this letter, any such materials are provided, published or distributed, the Company will supplementally provide such materials to the Commission. The Company will provide, supplementally and under separate cover, a copy of the presentation that the Company has used in meetings with qualified institutional buyers or institutional accredited investors who are potential investors in reliance on Section 5(d) of the Securities Act, and respectfully advises the Staff that it has not published or distributed copies of such presentation.

2.

We note that you have submitted a number of confidential treatment requests in relation to certain agreements you intend to file by amendment to the registration agreement. Please note that you will be receiving comments to the confidential treatment requests under separate cover and that all confidential treatment issues must be resolved before we will consider a request for acceleration of the registration statement. Please file these agreements and all other exhibits as soon as possible.

The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company submitted a confidential treatment request for certain agreements on December 26, 2012 and these agreements were filed as exhibits to the Registration Statement. The Company supplementally advises the Staff that it will be seeking confidential treatment for the agreements described in the Company’s responses to the Staff’s comments 15 and 16 and will file such agreements as exhibits to a future amendment to the Registration Statement.

3.

Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments. As you are likely aware, you must file this amendment prior to circulating the prospectus. Please note that when you file a pre-effective amendment that includes your price range, it must be bone fide. We interpret this to mean that your range may not exceed $2 if you price below $10 and 20% if you price above $10.

The Company respectfully acknowledges the Staff’s comment.

4.

Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it does not currently intend to include any graphic, visual or photographic information in the printed prospectus other than the Company’s logo which currently appears on the cover page of the Revised Registration Statement and the other graphics that are presently included in the Revised Registration Statement. If, following the date of this letter, the Company determines to include additional graphic, visual or photographic information in the printed prospectus it will provide proofs to the Staff prior to its use.

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February 5, 2013

Page Three

Prospectus Summary, page 1

5.

You disclose that, if approved, you intend to commercialize Betrixaban and PRT4445 in the United States and possibly other major markets. We note that on pages 2, 89-90, and elsewhere throughout the filing, you provide an estimate of acute medically ill patients in the G7 countries for whom VTE prophylaxis was appropriate. We also note on pages 2, 90, and elsewhere throughout the filing, you provide estimates of the worldwide sales of enoxaparin for the use of acute medically ill patients. If true, please confirm that you intend to develop Betrixaban in all of the G7 countries and on a worldwide basis and consistently revise your disclosures. Alternatively, please revise your disclosure throughout the filing to limit your estimates to the markets in which you intend to develop Betrixaban. Similarly, based on your disclosure on pages 3, 84, and elsewhere throughout the filing, if true, please confirm that you intend to develop PRT4445 on a worldwide basis and consistently revise your disclosures. Alternatively, please revise your disclosure throughout the filing to limit your estimates to the markets in which you intend to develop PRT4445.

In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 21 and 108 of the Revised Registration Statement to clarify that it intends to commercialize both Betrixaban and PRT4445 globally. The Company supplementally advises the Staff that it has included data on acute medically ill patients in the G7 countries, as it believes those countries are the most commercially significant in the potential market for Betrixaban. To the Company’s knowledge, similar data is not available on a worldwide basis.

6.

Please state whether the research you have performed and the discoveries you have made concerning Betrixaban provides conclusive evidence that there is substantial risk of VTE in acute medically ill patients with restricted mobility and whether your product candidate can demonstrate both safety and efficacy in extended duration VTE prophylaxis in acute medically ill patients both in the hospital and after discharge. If controversy remains in the scientific community as to any of your hypotheses, you should amend your disclosure to note this and to discuss any potential ramifications, particularly how these uncertainties cast doubt upon the possibility of developing Betrixaban. Any such controversy should also be addressed wherever else appropriate in your registration statement, including the relevant risk factors and your Business section. Similarly, please revise your disclosure concerning PRT4445 and whether you have conclusive evidence that PRT4445 is a universal reversal agent for all Factor Xa inhibitors.

The Company respectfully advises the Staff that it believes there is consensus in the medical community that acute medically ill patients with restricted mobility face a substantial risk of VTE. Pages 2, 86 and 88 of the Revised Registration Statement contain disclosure regarding clinical trials that have demonstrated this risk. Additionally, pages 91 and 92 of the Revised Registration Statement contain disclosure regarding the medical guidelines in the G7 countries that recommend that such acute medically ill patients receive prophylactic treatment against VTE.

With respect to the safety and efficacy of Betrixaban, the Company notes that it has disclosed that the purpose of its APEX study is to determine whether Betrixaban is safe and effective as an extended duration VTE prophylaxis in acute medically ill patients. In response to the Staff’s comment, the Company has revised the disclosure on pages 3 and 100 of the Revised Registration Statement to highlight that the success of APEX is not assured and that its failure would materially adversely impact the Company’s ability to commercialize Betrixaban.

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February 5, 2013

Page Four

With respect to the safety and efficacy of PRT4445, the Company has revised the disclosure on pages 3 and 104 of the Revised Registration Statement to highlight that its existing data does not conclusively demonstrate PRT4445 is a universal reversal agent in response the Staff’s comment.

The Company respectfully advises the Staff that it believes the risk factor on page 16 of the Revised Registration Statement adequately discloses the Company’s need to demonstrate the safety and efficacy of its product candidates in order to proceed with commercialization. The Company has also revised the disclosure on pages 3 and 100 to further highlight such need.

7.

On pages 2 and 84, we note that you provide one example of a study that demonstrated that the incidence of VTE-related death increased over several weeks after hospital discharge. Please revise your disclosure on pages 2 and 84 to disclose the number of trials that you are aware of on this topic and the range of the results from the studies. In addition, on page 86, please expand your disclosure to describe the results of each of the studies and each of the sponsors of the studies. Alternatively, please provide us with your analysis that the two studies summarized on page 86 adequately reflect the results of each of the trials that you are aware of on this topic. Please similarly revise your disclosure on page 93.

The Company supplementally advises the Staff that there have been numerous studies evaluating the risk of VTE in acute medically ill patients after hospital discharge and discontinuation of anticoagulation therapy. These studies have varied in size, patient population and period examined, and include retrospective registry studies, prospective studies and randomized controlled studies. To the Company’s knowledge, all of these studies have identified an increased risk of VTE in acute medically ill patients after hospital discharge and discontinuation of treatment.

The Company believes that the most robust of these studies are the large, randomized, controlled studies of specific anticoagulation therapies, of which there have been only three to the Company’s knowledge: ADOPT, MAGELLAN and EXCLAIM. In the Registration Statement, the results of the ADOPT and MAGELLAN studies were described because they were conducted more recently than EXCLAIM and involved Factor Xa inhibitors and the inclusion criteria for EXCLAIM were adjusted in the middle of the trial, potentially confounding statistical analysis. Nonetheless, all three studies demonstrated an increased incidence of VTE in acute medically ill patients after hospital discharge and discontinuation of treatment. In addition, as described in the Registration Statement, one study, MAGELLAN, showed an increased rate of VTE-related death after hospital discharge and discontinuation of treatment. As APEX’s inclusion criteria more closely match MAGELLAN’s inclusion criteria than those of ADOPT or EXCLAIM, the Company believes MAGELLAN is the most relevant study to analyze when evaluating the likely incidence rate in APEX.

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February 5, 2013

Page Five

8.

Please expand your disclosure on page 2 to disclose that in March 2011 Merck chose to terminate your exclusive worldwide license and collaboration agreement for the development and commercialization of Betrixaban, effective September 30, 2011. To the extent you are aware, please also expand your Business section to disclose any material negative events, findings or results of Betrixaban or another competitive product that may have preceded this termination.

In response to the Staff’s comment, the Company has revised the disclosure on page 3 of the Revised Registration Statement. The Company supplementally advises the Staff that it is not aware of any material negative events, findings or results with respect to Betrixaban and, to the best of its knowledge, does not believe that there were any material negative effects with respect to any other competitive product, that preceded the termination of the Company’s agreement with Merck.

Our Strategy, page 4

9.	Please expand your disclosure to clarify that PRT4445 has not yet been approved for an expedited development and approval process.

In response to the Staff’s comment, the Company has revised the disclosure on page 4 of the Revised Registration Statement.

Risk Factors

Risks Related to the Development and Commercialization of our Product Candidates, page 14

“If clinical studies of our product candidates fail...” page 15

10.	Please explain what is meant by the Phase 2 studies not being “sufficiently powered” to demonstrate statistically significant effectiveness.

In response to the Staff’s comment, the Company has revised the disclosure on page 16 of the Revised Registration Statement.

11.

This risk factor appears to disclose two different material risks. Accordingly, please revise your disclosure to discuss the risk of the FDA potentially requiring a second adequate and well-controlled clinical study in connection with your NDA for Betrixaban for extended duration VTE prophylaxis in acute medically ill patients even if you have positive results from your APEX study in a separately headed risk factor.

In response to the Staff’s comment, the Company has revised the disclosure on pages 17 and 19 of the Revised Registration Statement.

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February 5, 2013

Page Six

“If serious adverse side effects are identified...” page 17

12.

Please expand your disclosure to disclose any known undesirable side effects or adverse effects that have been associated with your potential product candidates in addition to the risk of life-threatening bleeding which all currently marketed inhibitors of Factor Xa carry.

In response to the Staff’s comment, the Company has revised the disclosure on page 18 of the Revised Registration Statement.

13.

We note that you disclose in this risk factor that a serious adverse effect has been identified for Betrixaban and this serious adverse effect caused a competitor’s Factor Xa inhibitor to fail a Phase 3 trial for the indication you are pursuing. This appears to be a material risk that should be discussed in a separately headed risk factor. In addition, please expand your disclosure on page 5 to note this serious adverse effect.

In response to the Staff’s comment, the Company has revised the disclosure on page 18 of the Revised Registration Statement.

“Delays in the enrollment of patients...” page 17

14.	Please expand your disclosure in this risk factor and on page 98 to disclose the number of patients currently enrolled in your APEX study.

The Company respectfully acknowledges the Staff’s comment and advises the Staff that it believes that disclosure of the number of patients currently enrolled in its APEX study would cause competitive harm to the Company and could be misleading to prospective investors who could impart their own expectations regarding the pace at which enrollment may occur, and therefore, the Company has not revised its disclosure in response to the Staff’s comment.

Risks Related to our Reliance on Third Parties, page 23

“We rely on third parties to conduct our clinical studies...” page 23

15.

Please disclose here whether you are substantially dependent on any of the third parties that currently conduct your clinical development activities. If so, here and in the Business section, please identify the party, describe the material terms of any contract with such party and file any related agreements as exhibits to your filing.

In response to the Staff’s comment, the Company has revised the disclosure on pages 25 and 112 of the Revised Registration Statement. The Company respectfully advises the Staff that it will be seeking confidential treatment for the agreement described on these pages and will file the agreement as an exhibit to a future amendment to the Registration Statement.

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February 5, 2013

Page Seven

“We intend to rely on third-party contract manufacturing...” page 24

16.

Please disclose here whether you are substantially dependent on any third party manufacturers or single source suppliers for manufacture and supply of drug product for your clinical studies. If so, here and in the Business section, please identify the party, describe the material terms of any contract with such party and file any related agreements as exhibits to your filing.

In response to the Staff’s comment, the Company has revised the disclosure on pages 26 and 112 of the Revised Registration Statement. The Company respectfully advises the Staff that it will be seeking confidential treatment of the agreement described on these pages and will file the agreement as an exhibit to a future amendment to the Registration Statement. The Company supplementally advises the Staff that it currently has in inventory sufficient quantities of PRT4445 to complete its ongoing Phase 2 proof-of-concept study.

Risks Related to the Operation of Our Business, page 27

“Requirements associated with being a public company will increase...” page 28

17.	Please include in this risk factor an estimate of the annual compliance costs you will incur as a result of your reporting obligations as a public company.

The Company respectfully advises the Staff that while it expects its legal, accounting and other general and administrative expenses to be higher once it is a public company, the Company does not believe it is possible to accurately predict or estimate the amount of additional costs it may incur or the timing of such costs. The increase in legal, accounting and other expenses, and the timing of these increases, will be affected by numerous variables, the effects of which cannot be predicted accurately. Furthermore, while many of these increased costs relate to costs associated with the public reporting requirements with which the Company has not historically had to comply, including rules of the Commission, the Nasdaq Global Market and the Sarbanes-Oxley Act, some of such increased costs will result from additional infrastructure necessary to support the Company’s growing business. In addition, the Company cannot accurately predict when it will lose emerging growth company status and therefore cannot estimate when the additional compliance costs might increase. While the cost increase is undeniably driven by both anticipated public company costs and the inherent costs of a growing business, attempting to allocate specific quantities of expenses to one or the other cause is necessarily speculative and potentially misleading.

“We are an emerging growth company...” page 29

18.	As you did on page 5 of the Summary, please cite here the circumstances that would cause you to lose emerging growth company status earlier than five years.

In response to the Staff’s comment, the Company has revised the disclosure on page 30 of the Revised Registration Statement.

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Page Eight

Risks Related to Intellectual Property, page 30

“If we fail to comply with our obligations...” page 30

19.

Please state whether you have to date materially complied with the terms of your intellectual property license agreements with third parties. State whether any third party has given you notice of non-compliance or its intent to terminate the agreement.

The Company supplementally advises the Staff that, to date, it has materially complied with the terms of its intellectual property license agreements with third parties and no third party has given the Company notice of non-compliance or intent to terminate any such agreement. The Company believes the existing disclosure in the registration statement regarding these matters is customary, appropriate and sufficient.

“Third parties may initiate legal proceedings...” page 32

20.	Please expand your disclosure to explain the impact of the USPTO’s decision to grant priority to U.S. Application No. 12/203,640 on your business and your licensed patent rights.

In response to the Staff’s comment, the Company has revised the disclosure on page 34 of the Revised Registration Statement.

“We may be subject to claims that our employees have wrongfully used...” page 33

21.	Please state how many employees total and how many of your executives are currently subject to non-disclosure agreements or related arrangements with prior employers.

The Company respectfully advises the Staff that, to the best of its knowledge, substantially all of its employees, including the members of its executive team, executed some form of employee confidentiality or non-disclosure agreement with one or more prior employers, as is typical for biopharmaceutical companies and technology companies in general. The Company supplementally advises the Staff that it has not received any claim from a prior employer of any of the Company’s employees that any such employee had wrongfully used or disclosed intellectual property of their prior employer. The Company believes the existing disclosure in the registration statement regarding these matters is customary, appropriate and sufficient.

Market, Industry and Other Data, page 47

22.

We note that you engaged Navigant Consulting, Inc. to provide research services, estimates and forecasts which you have summarized and attributed throughout this registration statement. Pursuant to Section 7(a) of the Securities Act and Securities Act Rule 436, please file the consent of Navigant Consulting, Inc. for each attributed statement in this registration statement. See also Securities Act Rules CDI Question 233.02.

The Company respectfully advises the Staff that, subsequent to its confidential submission of the Registration Statement, it was informed by Navigant that Navigant would not consent to be named in the Company’s filing based on its policy against providing such consents in connection with filings under the Securities Act of 1933. Therefore, the Company has removed all references to Navigant in the Revised Registration Statement and revised the related factual assertions (the reasonableness of which Navigant

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Page Nine

has not given the Company any reason to question) to be statements of the Company’s belief or based on the Company’s estimate. The Company wishes to inform the Staff that it will be seeking confidential treatment of its original submission to redact all references to Navigant.

23.

Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. The statements “they do not guarantee the accuracy or completeness of such information,” “we have not independently verified market and industry data” and “neither this research nor these definitions have been verified by any independent source” appear to imply that you are not taking liability for the industry, market and other data included in your registration statement. Please delete these statements or include a statement specifically accepting liability for these statements.

In response to the Staff’s comment, the Company has revised the disclosure on page 48 of the Revised Registration Statement.

Use of Proceeds, page 48

24.

Based on your planned use of net proceeds from this offering and your existing cash, cash equivalents and investments, please expand your disclosure to disclose the stage of development that you expect to achieve for PRT4445. For example, do you expect the above funding to be sufficient to complete your Phase 2 proof-of-concept study?

In response to the Staff’s comment, the Company has revised the disclosure on pages 7, 46 and 49 of the Revised Registration Statement.

25.	Please expand your disclosure to provide a brief outline of each material capital expenditure and quantify the approximate amount of funding that will be used to fund each expenditure.

The Company acknowledges that Staff’s comment and respectfully advises the Staff that the preliminary amount budgeted for capital expenditures for calendar year 2013 is an aggregate of $500,000. While the Company anticipates that such expenditures will primarily be related to information technology and infrastructure-related software and hardware to support the Company’s business, the Company has not completed a detailed plan for capital expenditures and does not believe that any individual amounts will be material. The Company does not believe that expanded disclosure regarding capital expenditures would enhance an investor’s understanding of the Company or its business.

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February 5, 2013

Page Ten

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Significant Judgments and Estimates

Stock-based Compensation, page 68

26.

Please tell us the names of the peer companies that you consider similar to you and why you consider these companies similar to you. Please continue to update your disclosures in the table on page 70 for any grants or equity issuances up until the time of effectiveness of your registration statement. Please note that once your filing includes an estimated offering price we may have further comments on stock compensation as well as your capitalization and dilution tables.

In response to the Staff’s comment, the Company has revised the disclosure on pages 71 and 73 of the Revised Registration Statement. The Company supplementally advises the Staff that the peer group of companies used in the May 31, 2012 and September 30, 2012 contemporaneous valuations were Arena Pharmaceuticals, Inc., ChemoCentryx, Inc., Clovis Oncology, Inc., Exelixis, Inc., Neurocrine Biosciences, Inc., Orexigen, Inc., Pharmacyclics, Inc. and Rigel Pharmaceuticals, Inc. All are publicly traded companies in the biopharmaceutical industry and the Company considers them to be the most similar to the Company in terms of the stage of development of their product candidates and the strength of their cash position.

Business, page 83

27.	Please name the prior companies at which your management team played a central role in discovering, developing and commercializing therapeutics in the area of thrombosis.

In response to the Staff’s comment, the Company has revised the disclosure on page 85 of the Revised Registration Statement.

28.

Please describe any formal collaboration agreements or arrangements with the academic institutions you describe on page 83. Further, if any such collaboration agreements or arrangements are material to your business, please include the material terms in the Business section and file the agreements as exhibits to your filing.

The Company supplementally advises the Staff that it has a variety of reagent transfer agreements, clinical study agreements and/or lab study agreements with each of the institutions listed on page 85. In addition, the Company has consulting agreements with faculty members at certain of these institutions. The Company does not consider any of these agreements to be individually material to its business. The Company believes that these agreements represent typical forms of interactions between industry and academic institutions and are encompassed by the statement that the Company is collaborating with the indicated institutions.

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Page Eleven

29.	Please state on page 83, as you do elsewhere in the Business section, the name of the company that produces enoxaparin and state its commercial name.

In response to the Staff’s comment, the Company has revised the disclosure on page 85 of the Revised Registration Statement.

30.	Although you discuss this concept in detail later on in the Business section, please explain on page 84 what is meant by low renal clearance.

In response to the Staff’s comment, the Company has revised the disclosure on page 86 of the Revised Registration Statement.

Product Candidates

Betrixaban

Established and Novel Anticoagulants, page 90

31.	Please clarify here which other entities are developing the other novel agents and who is conducting the multiple Phase 3 clinical trials.

In response to the Staff’s comment, the Company has revised the disclosure on page 93 of the Revised Registration Statement.

32.	Please disclose whether you believe that any of the other novel agents are also continuing to seek approval for prophylactic use in the acute medically ill patient population.

The Company advises the Staff that it does not believe approval is currently being sought for prophylactic use of any of the other novel agents in the acute medically ill patient population. The Company made relevant disclosures under “Business —Competition” on page 112 of the Revised Registration Statement: “In the future, owners of approved direct Factor Xa or thrombin inhibitors may decide to develop them for VTE prophylaxis in the acute medically ill patient population although nothing is in development for that indication to the Company’s knowledge. In addition, they or other competitors may decide to develop new therapies for VTE prophylaxis in acute medically ill patients.” In response to the Staff’s comment, the Company has revised the disclosure on page 94 of the Revised Registration Statement.

Betrixaban Clinical Experience, page 94

33.	For each study, please disclose whether or not the results were statistically significant. If a study had a statistically significant result, please disclose each of the relevant p-values.

In response to the Staff’s comment, the Company has revised the disclosure on pages 96 and 97 of the Revised Registration Statement.

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Page Twelve

34.	For each study, please disclose all of the adverse effects that were observed in connection with Betrixaban.

In response to the Staff’s comment, the Company has revised the disclosure on page 97 of the Revised Registration Statement.

35.

Please explain to us supplementally why, in the nineteen Phase 1 studies referenced in the chart on page 95, the regimen tested was a twice daily dosing. It appears that one of the advantages you repeatedly cite of Betrixaban is the long half-life and ability to have once daily dosing. Please explain this discrepancy.

The Company supplementally advises the Staff that only one of the 19 Phase 1 studies referenced in the chart on page 97 of the Revised Registration Statement was conducted with twice-daily dosing. The chart on page 97 of the Revised Registration Statement has been revised to clarify the purpose and results of the Phase I studies.

PRT4445

PRT4445 Preclinical Results, page 101

36.

We note that you state that you have developed substantial evidence supporting the safety, efficacy and rapid activity of PRT4445. It appears that the substantial evidence is from human plasma and animals models. Please revise your disclosure to so clarify.

In response to the Staff’s comment, the Company has revised the disclosure on page 103 of the Revised Registration Statement.

PRT4445 Clinical Results and Development Strategy, page 102

37.	For your Phase I study and the observations in your ongoing Phase 2 study, please disclose all of the adverse effects that were observed in connection with PRT4445.

In response to the Staff’s comment, the Company has revised the disclosure on page 104 of the Revised Registration Statement to include disclosure of the adverse events associated with PRT4445 that were observed in the Company’s Phase I study. The Company supplementally advises the Staff that the safety data from its ongoing Phase 2 study remains blinded and, therefore, the Company is unable to provide disclosure regarding adverse events in that study.

Collaboration with BMS and Pfizer, page 103

38.	Please expand your disclosure here and on page 108 to disclose the amounts paid to date, the aggregate development fees due to you, and the termination provisions of the agreement.

The Company respectfully advises the Staff that it is seeking confidential treatment of the amounts that have been paid to it and may be paid to it in the future pursuant to its agreement with BMS and Pfizer, as well as the specifics of the termination provisions of such agreement, as it believes that disclosure of such amounts would cause competitive harm to the Company and would not be material to a prospective investor, as detailed in the Company’s Confidential Treatment Request dated December 26, 2012.

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Page Thirteen

Because of the anticipated harm to the Company if such information were to be publicly disclosed, the Company has not revised its disclosure in response to the Staff’s comment.

Collaboration and License Agreements

Millennium Agreements, page 107

39.

Please disclose a range for the royalty payments, not to exceed ten percent, related to your November 2003 and August 2004 agreements. In addition, please disclose the termination provisions of your August 2004 agreement.

In response to the Staff’s comment, the Company has revised the disclosure on page 109 of the Revised Registration Statement.

Merck Agreement, page 107

40.	Please confirm that Merck has returned all rights to Betrixaban to you and that there are no material obligations remaining under this agreement.

The Company respectfully advises the Staff that Merck has returned all rights to Betrixaban to the Company and there are no material obligations remaining under the agreement.

Biogen Agreement, page 108

41.	Please disclose a range for the royalty payments, not to exceed ten percent, related to this agreement and all the termination provisions of the agreement.

In response to the Staff’s comment, the Company has revised its disclosure on page 111 of the Revised Registration Statement.

Astellas Agreement, page 108

42.

Please disclose a range for the royalty payments related to this agreement, not to exceed ten percent, the remaining aggregate milestone payments due under the agreement and the termination provisions of the agreement.

In response to the Staff’s comment, the Company has revised its disclosure on page 111 of the Revised Registration Statement.

Novartis Agreement, page 109

43.	Please confirm that Merck has returned all rights to Elinogrel to you and that there are no material obligations remaining under this agreement.

The Company respectfully advises the Staff that Novartis has returned all rights to Elinogrel to the Company and there are no material obligations remaining under the agreement.

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Page Fourteen

Executive Compensation, page 128

44.	Please expand your disclosure to provide your executive compensation disclosure for your fiscal year ended December 31, 2012.

In response to the Staff’s comment, the Company has revised the disclosure on pages 131 and 132 of the Revised Registration Statement.

Certain Relationships and Related Party Transactions

Agreements with Global Blood Therapeutics, Inc. and MyoKardia, Inc., page 139

45.	Please explain to us supplementally why these two agreements were deemed not material to the company. Provide us with the approximate dollar value of each contract and any other material terms.

The Company supplementally advises the Staff that the dollar value of its agreements with Global Blood Therapeutics, Inc. and MyoKardia, Inc. is approximately $530,000 in the aggregate. The Company included disclosure of these agreements solely because of the related party nature of such agreements, however the Company’s business is not dependent upon either of these agreements and, in light of their small dollar value, they are not deemed by the Company to be material.

Principal Stockholders, page 140

46.	Please update the principal stockholders table to the most recent practicable date.

In response to the Staff’s comment, the Company has revised the disclosure on pages 144, 145, 147 and 148 of the Revised Registration Statement.

Financial Statements

Notes to Financial Statements

6. Collaboration and License Agreements

Biogen Idec, Inc. F-20

47.

Please disclose how you determined and allocated the amount of consideration to the various deliverables identified in the Biogen agreement. Provide also provide us the computation that supports the revenue recognition of $37.1 million upon delivery of the license.

In response to the Staff’s comment, the Company has revised the disclosures on pages F-20, F-21 and F-22 of the Revised Registration Statement.

The Company is supplementally providing the Staff the below schedule which shows how the non-contingent consideration for the four deliverables in the Biogen agreement was allocated to the two identified units of accounting, including the $38.1 million allocated to the license, revenue for which was limited at December 31, 2011 to the amount of cash received of $37.1 million.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

February 5, 2013

Page Fifteen

Unit of Accounting	Total Estimated Selling Price	Total Arrangement Consideration	Allocated Consideration	Allocated Consideration Delivered as of 12/31/2011	Consideration Received or Billed as of 12/31/2011	Allocated Consideration Recognized as of 12/31/2011
	(rounded, in millions)
License	$71.0	$37.1	$38.1	$38.1	$37.1	$37.1
Research services, drug material and committee participation	40.8	22.9	21.9	0.7	0.7	0.7

TOTAL	$111.8	$60.0	$60.0	$38.8	$37.8	$37.8

48.

You disclose that your agreement provides for additional payments of up to $508.5 million based on the achievement of certain development and regulatory events. Please revise your disclosure to include a description of the significant development and regulatory milestones and the related contingent consideration as required by ASC 605- 28-50-2.b. and include the disclosures required by ASC 605-28-50-2.c. and d.

In response to the Staff’s comments, the Company has revised the disclosures on pages F-21, F-22, F-50 and F-51 of the Revised Registration Statement.

14. Net Income (Loss) and Pro Forma Net Income per Share Attributable to Common Stockholders, page F-33

49.

Please provide us the computations used to determine the value of noncumulative dividends on preferred stock and undistributed earnings allocated to participating securities at December 31, 2011 and September 30, 2012.

The Company respectfully advises the Staff that the noncumulative dividends on convertible preferred stock for the year ended December 31, 2011 and for the nine months ended September 30, 2012 are based on the annual stated rate of 8% of the original issue price of each outstanding share of convertible preferred stock and the number of days the shares of convertible preferred stock were outstanding in each period.

The Company further advises the Staff that the amount described as “undistributed earnings allocated to participating securities” represents the income allocated to the holders of convertible preferred stock on an as-converted basis and common stock subject to repurchase after allocation of the noncumulative preferred dividends to the convertible preferred stockholders. The undistributed earnings allocated to participating securities for the year ended December 31, 2011 and for the nine months ended September 30, 2012 was determined by dividing the available undistributed earnings for each period, as adjusted for the noncumulative dividends on convertible preferred stock, by the sum of the weighted average shares of 1) common stock, 2) convertible preferred stock as-converted, and 3) common stock subject to repurchase, and multiplying the result by the number of shares of convertible preferred stock as-converted and common stock subject to repurchase. The Company’s outstanding warrants were antidilutive as the exercise prices are higher than the estimated fair value of the Company’s common stock.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

February 5, 2013

Page Sixteen

Unaudited Interim Condensed Financial Statements

Notes to Unaudited Interim Condensed Financial Statements

11. Subsequent events, page F-55

50.	Please disclose how you intend to account for the three-way agreement entered into with Bristol-Myers Squibb Company and Pfizer Inc.

The Company respectfully advises the Staff that it will disclose the accounting treatment for its agreement with Bristol-Myers Squibb Company and Pfizer Inc. in the future submission that includes its audited financial statements for the year ended December 31, 2012.

The Company has authorized us to advise the Staff that it hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate the Staff’s comments and request the Staff contact the undersigned at 650 843 5582 or (650) 849-7400 with any questions or comments regarding this letter.

Sincerely,

Cooley LLP

/s/ Sally A. Kay
Sally A. Kay

Enclosures

cc:	Kenneth L. Guernsey, Cooley LLP
William Lis, Portola Pharmaceuticals, Inc.
Mardi Dier, Portola Pharmaceuticals, Inc.

101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM